Average Annual Total Returns - BLACKROCK ADVANTAGE LARGE CAP GROWTH FUND (INSTITUTIONAL, INVESTOR A, Class R Shares and INVESTOR C) - Investor A, C, Institutional and Class R - BLACKROCK ADVANTAGE LARGE CAP GROWTH FUND
Sep. 28, 2020
Russell 1000 Growth Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	36.39%
5 Years	14.63%
10 Years	15.22%
Institutional Shares
Average Annual Return:
1 Year	33.66%
5 Years	12.48%
10 Years	11.17%
Investor A Shares
Average Annual Return:
1 Year	26.38%
5 Years	10.96%
10 Years	10.23%
Investor A Shares | Return After Taxes on Distributions
Average Annual Return:
1 Year	25.14%
5 Years	9.36%
10 Years	8.89%
Investor A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	16.43%
5 Years	8.23%
10 Years	7.99%
Investor C Shares
Average Annual Return:
1 Year	31.47%
5 Years	11.32%
10 Years	9.99%
Class R Shares
Average Annual Return:
1 Year	33.10%
5 Years	11.83%
10 Years	10.46%